UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eclectica Asset Management LLP
Address: 6 Salem Road
         London, UK  W2 4BU

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Bramley
Title:     Chief Operating Officer
Phone:     +44 (0) 207 792 6400

Signature, Place, and Date of Signing:

 /s/   Paul Bramley     London, UK     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $76,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1765    26950 SH       SOLE                    26950        0        0
ALTRIA GROUP INC               COM              02209S103     1729    54990 SH       SOLE                    54990        0        0
AMGEN INC                      COM              031162100     1747    20270 SH       SOLE                    20270        0        0
AT&T INC                       COM              00206R102     1716    50910 SH       SOLE                    50910        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1742    53460 SH       SOLE                    53460        0        0
CF INDS HLDGS INC              COM              125269100     2357    11600 SH       SOLE                    11600        0        0
CHURCH & DWIGHT INC            COM              171340102     1838    34310 SH       SOLE                    34310        0        0
COCA COLA CO                   COM              191216100     1737    47910 SH       SOLE                    47910        0        0
COLGATE PALMOLIVE CO           COM              194162103     1733    16580 SH       SOLE                    16580        0        0
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104      807    25500 SH       SOLE                    25500        0        0
CONSOLIDATED EDISON INC        COM              209115104     1647    29660 SH       SOLE                    29660        0        0
DOMINION RES INC VA NEW        COM              25746U109     1745    33690 SH       SOLE                    33690        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     1832    41470 SH       SOLE                    41470        0        0
DUKE ENERGY CORP NEW           COM NEW          26441C204     1753    27473 SH       SOLE                    27473        0        0
GENERAL MLS INC                COM              370334104     1804    44640 SH       SOLE                    44640        0        0
HERSHEY CO                     COM              427866108     1820    25200 SH       SOLE                    25200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1776     9270 SH       SOLE                     9270        0        0
JOHNSON & JOHNSON              COM              478160104     1738    24800 SH       SOLE                    24800        0        0
KIMBERLY CLARK CORP            COM              494368103     1771    20980 SH       SOLE                    20980        0        0
LILLY ELI & CO                 COM              532457108     1782    36130 SH       SOLE                    36130        0        0
LORILLARD INC                  COM              544147101     1846    15820 SH       SOLE                    15820        0        0
MCDONALDS CORP                 COM              580135101     1786    20250 SH       SOLE                    20250        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     1675    25420 SH       SOLE                    25420        0        0
MERCK & CO INC NEW             COM              58933Y105     1548    37800 SH       SOLE                    37800        0        0
MONDELEZ INTL INC              CL A             609207105     1695    66600 SH       SOLE                    66600        0        0
MONSANTO CO NEW                COM              61166W101     2608    27550 SH       SOLE                    27550        0        0
MOSAIC CO NEW                  COM              61945C103     2684    47400 SH       SOLE                    47400        0        0
NEXTERA ENERGY INC             COM              65339F101     1758    25410 SH       SOLE                    25410        0        0
PEPSICO INC                    COM              713448108     1768    25830 SH       SOLE                    25830        0        0
PFIZER INC                     COM              717081103     1720    68600 SH       SOLE                    68600        0        0
PG&E CORP                      COM              69331C108     1694    42150 SH       SOLE                    42150        0        0
PHILIP MORRIS INTL INC         COM              718172109     1685    20140 SH       SOLE                    20140        0        0
POTASH CORP SASK INC           COM              73755L107     2531    62200 SH       SOLE                    62200        0        0
PPL CORP                       COM              69351T106     1689    59000 SH       SOLE                    59000        0        0
PROCTER & GAMBLE CO            COM              742718109     1762    25950 SH       SOLE                    25950        0        0
REYNOLDS AMERICAN INC          COM              761713106     1782    43020 SH       SOLE                    43020        0        0
SOUTHERN CO                    COM              842587107     1590    37130 SH       SOLE                    37130        0        0
SYSCO CORP                     COM              871829107     1839    58100 SH       SOLE                    58100        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1729    39950 SH       SOLE                    39950        0        0
WAL-MART STORES INC            COM              931142103     1569    23000 SH       SOLE                    23000        0        0
WISCONSIN ENERGY CORP          COM              976657106     1732    46990 SH       SOLE                    46990        0        0
XCEL ENERGY INC                COM              98389B100     1707    63900 SH       SOLE                    63900        0        0
YUM BRANDS INC                 COM              988498101     1704    25670 SH       SOLE                    25670        0        0